UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05796

FFTW Funds, Inc.
(Exact name of registrant as specified in charter)

200 Park Avenue, 46th Floor, New York, NY			10166
(Address of principal executive offices)			(Zip code)

Stephen P. Casper President and Chief Executive Officer 200 Park Avenue, 46th Floor, New York, NY 10166
(Name and address of agent for service)

with a copy to: Jack Murphy, Esq. Dechert LLP 1775 I Street, N.W., Washington, D.C. 20006-2401

Registrant’s telephone number, including area code:		(212) 681-3000

Date of fiscal year end:	12/31/2005

Date of reporting period:	1/1/2005 - 12/31/2005

Item 1. Reports to Stockholders.

(Annual Report for the period 1/1/05 through 12/31/05 is filed herewith)

Item 2. Code of Ethics.

As of December 31, 2005, the Registrant has adopted a Code of Ethics that applies to the Chief Executive Officer and Chief Financial Officer pursuant to the Sarbanes-Oxley Act of 2002. For the year ended December 31, 2005, there were no amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics. A copy of the Registrant’s Code of Ethics is filed with this Form N-CSR under item 12 (a).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is John C Head III, who is “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

KPMG LLP served as the Fund’s independent registered public accounting firm for 2004.  In connection with the audit of the fiscal year ended December 31, 2004, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. Furthermore, there are no reportable events.  Effective November 22, 2005, Grant Thornton LLP became the Fund’s independent registered public accounting firm. In connection with the audit of the fiscal year ended December 31, 2005, there were no disagreements with Grant Thornton LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. Furthermore, there are no reportable events.

(a)

AUDIT FEES: The aggregate fees paid and accrued by the Registrant for professional services rendered by its independent auditors, Grant Thornton LLP, for the audit of the Registrant’s annual financial statements for 2005 were $251,309. The aggregate fees paid and accrued by the Registrant for professional services rendered by its independent auditors, KPMG LLP, for the audit of the Registrant’s annual financial statements for 2004 were $232,600.

(b)	AUDIT RELATED FEES: No such fees were billed to the Registrant by Grant Thornton LLP for 2005 or by KPMG LLP for 2004.
(c)

TAX FEES: The aggregate fees paid or accrued by the Registrant for professional services rendered by Grant Thornton LLP for the review of Form 1120-RIC, Form 8613, Form CT-3, Form CT-3M/4M, Form NYC 3L, review of excise tax distribution calculations, IRS diversification testing and preparation of estimated tax reporting factors for 2005 were $39,700. The aggregate fees paid or accrued by the Registrant for professional services rendered by KPMG LLP for the review of Form 1120-RIC, Form 8613, Form CT-3, Form CT-3M/4M, Form NYC 3L, review of excise tax distribution calculations and preparation of estimated tax reporting factors for 2004 were $70,775.

(d)

ALL OTHER FEES: The aggregate fees paid or accrued by the Registrant for professional services rendered by Grant Thornton LLP for the review of Anti-Money Laundering procedures and controls for 2005 were $32,263. The aggregate fees paid or accrued by the Registrant for professional services rendered by KPMG LLP for the review of Anti-Money Laundering procedures and controls for 2004 were $26,250.

(e)

(1) AUDIT COMMITTEE PRE-APPROVAL POLICY: The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(2) Not applicable.
(f)	Not applicable.
(g)

The aggregate fees paid or accrued by the Registrant’s Investment Adviser for tax services rendered by Grant Thornton LLP for the review of tax matters for certain of the Investment Adviser’s clients were $0 for 2005. The aggregate fees paid or accrued by the Registrant’s Investment Adviser for tax services rendered by KPMG LLP for the review of tax matters for certain of the Investment Adviser’s clients were $19,800 for 2004 and $4,575 for the period January 1 through July 8, 2005, the date of KPMG’s resignation.
(h)

The Registrant’s audit committee of the board of directors has considered the provision of non-audit services rendered to the Registrant's Investment Adviser to be compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6. Schedule of Investments

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective, except as set forth below, as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes, except as set forth below, in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal half-year (the Registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Subsequent to filing the December 31, 2005 financial statements, the Registrant discovered certain errors in the calculation and presentation of tax-related information, and brought their findings to the Registrant’s audit committee and Grant Thornton, the independent auditors.  Although the errors had no impact on net assets or net asset value per share of any of the Registrant’s Portfolios as presented in the financial statements, the audit committee concluded that the financial statements should be revised, reissued to shareholders and refiled.  In the course of correcting these errors and revising the financial statements, Registrant’s management, in consultation with its service providers, has undertaken a series of steps that are intended to improve its internal controls for financial reporting and disclosure controls and procedures relating to tax-related disclosures in order to prevent such errors in the future.

Item 12. Exhibits.

(a)(1) Code of Ethics in Item 2 is attached.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

(b) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant, as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FFTW Funds, Inc.

By (Signature and Title)	/s/ Stephen P. Casper
Stephen P. Casper, President and Chief Executive Officer

Date	June 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stephen P. Casper
Stephen P. Casper, President and Chief Executive Officer

Date	June 12, 2006

By (Signature and Title)	/s/ William E. Vastardis
William E. Vastardis, Treasurer and Chief Financial Officer

Date	June 12, 2006